[LOGO]

Annual Report

         Jurika & Voyles Fund Group
             Small-Cap Fund
             Value+Growth Fund
             Balanced Fund

             June 30, 2001

                               TABLE OF CONTENTS
               -------------------------------------------------

           .....................................................
          Letter to Shareholders                               1
           .....................................................
          Performance
              ..................................................
             Small-Cap Fund                                    3
              ..................................................
             Value+Growth Fund                                 5
              ..................................................
             Balanced Fund                                     8
           .....................................................
         Schedule of Investments                              10
           .....................................................
         Statements of Assets and Liabilities                 26
           .....................................................
         Statements of Operations                             27
           .....................................................
         Statements of Changes in Net Assets                  28
           .....................................................
         Financial Highlights                                 31
           .....................................................
         Notes to Financial Statements                        34

                     DIRECTORY OF FUNDS' SERVICE PROVIDERS

Investment Adviser
Jurika & Voyles, L.P., Oakland, CA

Distributor
First Fund Distributors, Inc., Phoenix, AZ

Custodian and Fund Accountant
State Street Bank & Trust Co., Boston, MA

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP, San Francisco, CA

Independent Accountants
PricewaterhouseCoopers LLP, New York, NY

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO SHAREHOLDERS AND TO OTHERS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR JURIKA & VOYLES FUND GROUP.

                             LETTER TO SHAREHOLDERS
               -------------------------------------------------

Dear Shareholder:

This report provides an investment review and outlook, along with a summary of key financial and performance information, for each Fund of the Jurika & Voyles Fund Group for the twelve months ending June 30, 2001.

As always, we stand ready to serve you. If you have any questions, please do not hesitate to call our Investor Center at 800-JV-INVST (800-584-6878).

Thank you for your continued support.

Very truly yours,

/s/ Karl O. Mills

Karl O. Mills
Chairman and President
Jurika & Voyles Fund Group

                                  PERFORMANCE
               -------------------------------------------------
                                 SMALL-CAP FUND

Review

Over the past 12 months the equity markets in the U.S. have been dominated by the marked slowing in the economy. Beginning in late summer of 2000 the U.S. economy began a rather sharp correction, especially in the technology and telecom sectors. Investors have been and remain fearful of the extent and duration of the current soft economic climate. Earnings estimates have dropped sharply, and stock prices have fallen in response to the reduced expectations and uncertain outlook for the coming quarters. The Federal Reserve has been aggressive in lowering interest rates in an effort to stimulate the economy. However, to date these efforts have shown little effect. The markets have also suffered through a particularly strange and unsettling presidential election and through commodity price movements in the energy markets that most investors and consumers had never before experienced. As a result the returns in the equity markets for this period were rather weak. The Russell 2000 was up 0.6%, while the Russell 2000 Growth Index was down 23.3%, and the Nasdaq Composite dropped 45.5% (suffering its largest correction in decades).

In this environment, the Fund enjoyed a very strong June quarter but finished the year down 14%. Given our exposure to growth and our valuation discipline this performance is in-line with our investment style and process. The portfolio benefited from the general out-performance of smaller cap issues over the last six months and the fact that several of our larger holdings performed very well. The healthcare sector was particularly strong as investors moved to issues with less volatility in the earnings outlook.

Outlook

Going forward we would expect the markets to remain choppy until there is clear evidence of a stronger economy. And we feel that the portfolio is positioned well for the future. Small and mid-cap stocks have been the best performing issues during the last six months, and we believe that trend should continue. Investors are focused on the fundamental characteristics of individual issues and not on the market as a whole. The Fund should benefit from this current environment, as investors reward those companies with solid, consistent long-term growth rates.

We still feel that selected technology, health care and quality consumer growth companies offer the best upside from current levels, and the Fund is well represented in these sectors.

                                  PERFORMANCE
               -------------------------------------------------
                                 SMALL-CAP FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                ANNUALIZED       ONE YEAR        FIVE YEAR
TOTAL RETURNS FOR PERIOD ENDED JUNE 30, 2001  SINCE INCEPTION  TOTAL RETURN  ANNUALIZED RETURN
Jurika & Voyles SmallCap Fund                          18.82%       -14.06%             10.33%
Lipper Small-Cap Core Index                            14.37%         5.00%             10.93%
Russell 2000 Index                                     12.39%         0.57%              9.60%

          JURIKA & VOYLES  LIPPER SMALL-CAP  RUSSELL 2000
          SMALL-CAP FUND      CORE INDEX        INDEX
9/30/94           $10,000           $10,000       $10,000
12/31/94          $10,650            $9,882        $9,813
3/31/95           $11,832           $10,602       $10,265
6/30/95           $14,147           $11,345       $11,228
9/30/95           $15,509           $12,582       $12,336
12/31/95          $16,210           $12,920       $12,604
3/31/96           $17,691           $13,814       $13,247
6/30/96           $19,597           $14,732       $13,910
9/30/96           $19,949           $14,824       $13,957
12/31/96          $21,424           $15,338       $14,683
3/31/97           $20,270           $14,499       $13,923
6/30/97           $23,983           $16,957       $16,180
9/30/97           $29,320           $19,800       $18,588
12/31/97          $26,536           $18,748       $17,966
3/31/98           $28,668           $20,788       $19,773
6/30/98           $26,452           $19,827       $18,851
9/30/98           $19,957           $15,466       $15,053
12/31/98          $22,737           $18,066       $17,508
3/31/99           $20,716           $16,541       $16,559
6/30/99           $25,452           $19,065       $19,134
9/30/99           $24,979           $18,251       $17,924
12/31/99          $35,431           $21,711       $21,230
3/31/00           $39,237           $23,950       $22,734
6/30/00           $37,294           $23,567       $21,875
9/30/00           $36,868           $24,230       $22,117
12/31/00          $29,618           $23,216       $20,589
3/31/01           $24,251           $21,451       $19,249
6/30/01           $32,049           $24,746       $22,000

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Small-Cap Fund with a similar investment in the Lipper Small-Cap Core Index and the Russell 2000 Index from the inception of the Fund on September 30, 1994 through June 30, 2001. For purposes of the graph and the Fund's Annualized Return Since Inception, One Year Total Return, and Five Year Annualized Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.

Total return of the Fund reflects the fact that fees and expenses in excess of certain limits specified in the investment management agreement have been assumed by Jurika & Voyles, L.P.

Lipper Analytical Services, Inc., Small-Cap Core Index is an unmanaged, net asset value weighted index of 30 mutual funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. The Russell 2000 Index is a widely regarded small-cap index of the 2,000 smallest securities of the Russell 3000 Index which comprises the 3,000 largest U.S. securities as determined by total market capitalization.

Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in an index. All results are historical. Past performance is no guarantee of future results.

                                  PERFORMANCE
               -------------------------------------------------
                               VALUE+GROWTH FUND

Review
------
The year under review was a very difficult one for US equity markets as investors both continued to unwind the excesses of the technology-driven bull market of late 90s and absorbed the implications of the slowing US economy on corporate earnings. Technology stocks led the bear market as investors realized that rather than being secular growth stocks which would grow through any cyclical downturn, that technology stocks were cyclical and had been the temporary beneficiaries of the capital expenditure excesses of the Internet bubble.

The technology laden Nasdaq Composite fell 45.5% over the year as investors began to ascribe more rational valuations to technology companies with plummeting revenue and earnings forecasts. The economic weakness also affected the broader market. Earnings forecasts for the broader market fell 20%, driving the Russell 1000 index down 15.0% for the year.

Economic data now clearly reveals that the industrial economy contracted in the first half of 2001. While the result of the downturn has been significant lay-offs and rising unemployment, the consumer sector remains surprisingly resilient. As expected the Federal Reserve has been easing aggressively to support the economy. The aggressive easing combined with wealth effects have supported the consumer.

The Jurika & Voyles investment philosophy of owning quality businesses with rational valuations served investors very well over the year. The Fund rose 5.3% relative to the 15.0% fall in the Russell 1000.

Outlook
-------
The current environment remains highly uncertain. While monetary easing and the imminent tax cuts are positive for consumption, the risk that the industrial sector deterioration and the consequent employment pressures, combined with the high indebtedness and low savings rates of the consumer, could result in a consumer downturn is very real. International economies are also contracting, raising the risk of the first global synchronized downturn since 1973-75. While a multi-quarter downturn is not our base forecast, we consider it a material risk -- a risk that is not adequately appreciated by financial markets.

Earnings will be the fundamental issue for the stock market. Although earnings expectations have declined materially, they are still too high, and longer-term earnings growth expectations are unrealistic. Focus on earnings risk should restrain the multiples of stocks vulnerable to the economic

                                  PERFORMANCE
               -------------------------------------------------
                               VALUE+GROWTH FUND
slowdown -- notably the capital goods companies, consumer cyclicals, technology companies and financials with perceived credit risk. Opportunities in the more cyclical sectors may emerge if valuations become more compelling and thus the risk / reward relationship improves.

We continue to believe that in an environment of earnings risk and economic uncertainty, the prudent strategy is to emphasize companies with predictable earnings and reasonable valuations. Consequently, we continue to focus on upgrading business models in the portfolio, while generally avoiding companies with deteriorating fundamental outlooks.

                                  PERFORMANCE
               -------------------------------------------------
                               VALUE+GROWTH FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                ANNUALIZED       ONE YEAR        FIVE YEAR
TOTAL RETURNS FOR PERIOD ENDED JUNE 30, 2001  SINCE INCEPTION  TOTAL RETURN  ANNUALIZED RETURN
Jurika & Voyles Value+Growth Fund                      15.15%         5.35%             12.47%
Russell 1000 Index                                     17.32%       -14.96%             14.29%
Russell MidCap Index                                   16.37%         0.96%             14.24%
Lipper Multi-Cap Value Index                           14.83%        15.14%             12.79%

           JURIKA & VOYLES    RUSSELL      RUSSELL     LIPPER MULTI-CAP
          VALUE+GROWTH FUND  1000 INDEX  MIDCAP INDEX    VALUE INDEX
9/30/94             $10,000     $10,000       $10,000           $10,000
12/31/94            $10,559      $9,961        $9,757            $9,806
3/31/95             $11,210     $10,909       $10,773           $10,594
6/30/95             $12,843     $11,936       $11,674           $11,469
9/30/95             $13,755     $12,999       $12,709           $12,351
12/31/95            $13,525     $13,723       $13,119           $12,847
3/31/96             $13,946     $14,480       $13,908           $13,592
6/30/96             $14,398     $15,070       $14,300           $13,932
9/30/96             $14,829     $15,562       $14,748           $14,343
12/31/96            $16,272     $16,804       $15,611           $15,544
3/31/97             $16,389     $17,064       $15,483           $15,806
6/30/97             $19,060     $19,932       $17,583           $17,934
9/30/97             $20,993     $21,673       $19,918           $19,726
12/31/97            $19,776     $22,324       $20,139           $19,726
3/31/98             $21,876     $25,309       $22,315           $21,981
6/30/98             $21,259     $25,942       $21,979           $21,591
9/30/98             $18,097     $23,267       $18,721           $18,309
12/31/98            $20,987     $28,357       $22,173           $21,014
3/31/99             $20,565     $29,526       $22,069           $21,166
6/30/99             $22,545     $31,630       $24,464           $23,666
9/30/99             $20,046     $29,541       $22,362           $21,122
12/31/99            $23,490     $34,287       $26,215           $22,262
3/31/00             $24,710     $35,784       $28,859           $22,314
6/30/00             $24,608     $34,555       $27,557           $22,091
9/30/00             $25,741     $34,802       $29,433           $23,363
12/31/00            $26,945     $31,616       $28,378           $24,407
3/31/01             $25,272     $27,643       $25,399           $23,772
6/30/01             $25,924     $29,387       $27,821           $25,436

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Value+Growth Fund with a similar investment in the Russell 1000 Index, the Russell Midcap Index, and the Lipper Analytical Services, Inc., Multi-Cap Value Index from the inception of the Fund on September 30, 1994 through June 30, 2001. For purposes of the graph and the Fund's Annualized Return Since Inception, One Year Total Return, and Five Year Annualized Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.

Total return of the Fund reflects the fact that fees and expenses in excess of certain limits specified in the investment management agreement have been assumed by Jurika & Voyles, L.P.

The Russell 1000 Index is an unmanaged index containing the 1,000 largest companies in the Russell 3000 Index. The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26 % of the total market capitalization of the Russell 1000 Index. The Lipper Analytical Services, Inc., Multi-Cap Value Index is an unmanaged, net asset value weighted index of 30 mutual funds that invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in an index. All results are historical. Past performance is no guarantee of future results.

                                  PERFORMANCE
               -------------------------------------------------
                                 BALANCED FUND

Review
------
The volatility of the fixed income markets was apparent over the past year as investors focused their attention on the unwinding of the illusory new economy and the ability of the Federal Reserve to stabilize our faltering domestic growth rate. Since the bursting of an investment bubble carries an uncertain recovery path, market participants have jostled with alternating bouts of optimism and pessimism about the timing of a return to prosperity.

Interest rates started the period declining as the economy showed signs of a significant slowdown, whose reduced inflationary risks lowered yields on treasury bonds and raised prospects of a Fed intervention. Corporate bonds, however, came under substantial pressure as weak profits raised questions about credit quality. By year-end 2000 the ten-year treasury yield had declined from over 6% to around 5%, and corporate bonds were in full retreat, yielding over 7%.

Once the Fed stepped in and began the easing process in January, ten-year treasury yields began to rise, and corporate bonds recovered some of their old luster. Indeed, corporate bonds had one of their worst performing years ever during calendar 2000, but are now on course to have one of their best performing years ever in calendar 2001. The interest in corporate notes took some wind out of the sails of treasury and agency bonds, and government paper has not fully participated with the excellent performance in the corporate bond market. As is usual during a time of Federal Reserve easing, the two-year treasury note yield has declined with Fed Funds while long yields have risen, making the shape of the yield curve quite steep, reflecting confidence in a future recovery.

Outlook
-------
Domestic economic frailty continues to be evident, and, with overall inflation restrained, Chairman Greenspan and the FOMC will continue to be able to add liquidity to the economy. While a rapid recovery in the economy might require a quick about-face from the Fed, an immediate resurgence of economic strength appears remote as we work through significant excess capacity and inventory.

                                  PERFORMANCE
               -------------------------------------------------
                                 BALANCED FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                ANNUALIZED       ONE YEAR        FIVE YEAR
TOTAL RETURNS FOR PERIOD ENDED JUNE 30, 2001  SINCE INCEPTION  TOTAL RETURN  ANNUALIZED RETURN
Jurika & Voyles Balanced Fund                          11.88%         7.02%             10.16%
Lipper Balanced Index                                  10.56%        -1.05%             10.48%
60% Russell 1000 Index/40% Lehman                      12.03%        -4.81%             11.92%
Brothers Aggregated Bond Index

          JURIKA & VOYLES  LIPPER BALANCED  60% RUSSELL 1000 INDEX/40% LEHMAN
           BALANCED FUND        INDEX         BROTHERS AGGREGATE BOND INDEX
12/31/91          $10,000          $10,000                            $10,000
3/31/92            $9,940           $9,983                             $9,983
6/30/92           $10,162          $10,143                            $10,229
9/30/92           $10,720          $10,463                            $10,607
12/31/92          $11,547          $10,856                            $11,026
3/31/93           $12,118          $11,367                            $11,484
6/30/93           $12,333          $11,599                            $11,656
9/30/93           $13,060          $12,024                            $12,004
12/31/93          $13,512          $12,154                            $12,132
3/31/94           $13,331          $11,783                            $11,706
6/30/94           $13,216          $11,693                            $11,646
9/30/94           $13,544          $12,036                            $12,032
12/31/94          $13,216          $11,905                            $12,024
3/31/95           $14,142          $12,623                            $12,952
6/30/95           $15,573          $13,507                            $13,998
9/30/95           $16,480          $14,232                            $14,853
12/31/95          $16,574          $14,868                            $15,605
3/31/96           $17,050          $15,200                            $16,004
6/30/96           $17,529          $15,509                            $16,432
9/30/96           $17,967          $15,918                            $16,885
12/31/96          $19,140          $16,808                            $17,897
3/31/97           $19,536          $16,887                            $18,032
6/30/97           $21,581          $18,707                            $20,093
9/30/97           $22,997          $19,909                            $21,421
12/31/97          $22,331          $20,220                            $22,070
3/31/98           $23,682          $21,819                            $23,963
6/30/98           $23,514          $22,151                            $24,552
9/30/98           $21,848          $20,869                            $23,480
12/31/98          $23,959          $23,270                            $26,516
3/31/99           $23,600          $23,644                            $27,119
6/30/99           $24,781          $24,706                            $28,177
9/30/99           $23,151          $23,682                            $27,127
12/31/99          $25,511          $25,359                            $29,678
3/31/00           $26,345          $26,115                            $30,743
6/30/00           $26,580          $25,800                            $30,320
9/30/00           $27,601          $26,313                            $30,839
12/31/00          $28,547          $25,965                            $29,642
3/31/01           $28,104          $24,664                            $27,734
6/30/01           $28,444          $25,530                            $28,861

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Balanced Fund with a similar investment in a model index consisting of 60% Russell 1000 Index and 40% Lehman Brothers Aggregate Bond Index, and Lipper Analytical Services, Inc., Balanced Fund Index from the inception of the Fund on March 9, 1992 through June 30, 2001. For purposes of the graph and the Fund's Annualized Total Return, One Year Total Return, and Five Year Annualized Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.

Total returns of the Fund reflect the fact that fees and expenses in excess of certain limits specified in the investment management agreement have been assumed by Jurika & Voyles, L.P.

The Lipper Analytical Services, Inc., Balanced Fund Index is an unmanaged, net asset value weighted index of 30 balanced mutual funds. The Russell 1000 Index is an unmanaged index containing the 1,000 largest companies in the Russell 3000 Index. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Government/Corporate Bond Index and the Lehman Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in an index. All results are historical. Past performance is no guarantee of future results.

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                                 SMALL-CAP FUND

Shares                                                         Value
-----------------------------------------------------------------------
COMMON STOCKS - 97.4%
Airlines - 0.6%
   16,000    Mesa Air Group, Inc..........................  $   197,600
                                                            -----------
Banking - 2.1%
    8,500    City National Corp...........................      376,465
   11,000    East-West Bancorp, Inc.......................      297,000
                                                            -----------
                                                                673,465
                                                            -----------
Beverages - 0.6%
   19,000    Odwalla, Inc.*...............................      195,700
                                                            -----------
Biotechnology - 2.0%
    5,000    Avigen, Inc..................................      107,500
   29,900    Xoma Corp.*..................................      510,094
                                                            -----------
                                                                617,594
                                                            -----------
Building and Construction - 2.0%
   24,000    Craftmade International, Inc.................      268,800
   10,100    Trex Company, Inc............................      194,425
   14,000    Willbros Group, Inc..........................      182,000
                                                            -----------
                                                                645,225
                                                            -----------
Casinos/Hotels - 1.4%
   21,000    Shuffle Master, Inc.*........................      441,000
                                                            -----------
Commercial Banks - 0.8%
   11,000    Silicon Valley Bancshares*...................      242,000
                                                            -----------
Commercial Services - 7.8%
   16,500    Coinstar, Inc.*..............................      367,125
   18,000    Copart, Inc.*................................      526,500
    9,000    Maximus, Inc.*...............................      360,810
   23,500    NextCard, Inc................................      259,675
    5,600    Rent-A-Center, Inc...........................      294,560
   38,500    Surebeam Corp................................      659,120
                                                            -----------
                                                              2,467,790
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                                 SMALL-CAP FUND

Shares                                                         Value
-----------------------------------------------------------------------
Communications - Equipment - 4.0%
   19,000    LCC International, Inc.*.....................  $   125,780
   20,000    Proxim, Inc..................................      282,000
   48,500    SpectraLink Corp.*...........................      630,985
   30,000    Turnstone Systems, Inc.......................      210,000
                                                            -----------
                                                              1,248,765
                                                            -----------
Communications - Technology - 1.1%
    7,000    Finisar Corp.................................      130,760
   22,500    Harmonic, Inc.*..............................      225,000
                                                            -----------
                                                                355,760
                                                            -----------
Computers - 0.6%
    5,000    Optimal Robotics Corp........................      190,000
                                                            -----------
Computers - Hardware - 1.3%
   22,000    Integrated Circuit Systems, Inc..............      422,400
                                                            -----------
Computers - Peripherals - 2.9%
   29,000    Concurrent Computer Corp.*...................      203,000
   61,500    Lantronix, Inc.*.............................      633,450
   13,500    Wave Systems Corp.*..........................       72,495
                                                            -----------
                                                                908,945
                                                            -----------
Computers - Semiconductors - 2.4%
   13,500    Cirrus Logic, Inc.*..........................      310,905
   15,700    IBIS Technology Corp.*.......................      173,171
   25,000    Interlink Electronics, Inc.*.................      202,750
    7,500    Monolithic System Technology, Inc............       82,875
                                                            -----------
                                                                769,701
                                                            -----------
Computers - Services - 2.1%
   11,000    IntraNet Solutions, Inc.*....................      418,550
   13,500    Nuance Communications, Inc...................      243,270
                                                            -----------
                                                                661,820
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                                 SMALL-CAP FUND

Shares                                                         Value
-----------------------------------------------------------------------
Computers - Software - 7.0%
    8,500    Activision, Inc..............................  $   333,625
   24,000    Clarus Corp..................................      147,600
   29,000    Digital Insight Corp.*.......................      640,900
   11,500    eFunds Corp.*................................      213,900
   99,400    Netcentives, Inc.*...........................       51,688
   60,000    QuadraMed Corp...............................      285,000
   40,000    Trizetto Group, Inc.*........................      370,000
   47,500    Tumbleweed Communications Corp.*.............      180,025
                                                            -----------
                                                              2,222,738
                                                            -----------
Conglomerates - 1.6%
   15,000    Mobile Mini, Inc.*...........................      494,700
                                                            -----------
Consulting Services - 0.6%
   12,900    Alliance Data Systems Corp...................      193,500
                                                            -----------
Credit and Finance - 1.6%
   15,000    Metris Companies, Inc........................      505,650
                                                            -----------
Direct Marketing - 1.6%
   23,500    ValueVision International, Inc.*.............      511,125
                                                            -----------
Electric Power - 0.6%
    8,000    Orion Power Holdings, Inc.*..................      190,480
                                                            -----------
Electrical Equipment - 0.3%
   40,100    Micro Component Technology, Inc.*............      104,260
                                                            -----------
Electronic Components - 2.7%
   55,000    Duraswitch Industries, Inc.*.................      851,950
                                                            -----------
Electronics - 0.9%
   10,000    Fisher Scientific International, Inc.........      290,000
                                                            -----------
Energy Services - 2.7%
   17,500    Horizon Offshore, Inc........................      236,250
    7,500    Hydril Co....................................      170,775
   19,100    Superior Energy Services.....................      150,890
   12,000    Tetra Technologies, Inc......................      293,400
                                                            -----------
                                                                851,315
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                                 SMALL-CAP FUND

Shares                                                         Value
-----------------------------------------------------------------------
Environmental Services - 0.6%
    5,500    Waste Connections, Inc.*.....................  $   198,000
                                                            -----------
Financial Services - 0.7%
    9,500    Allied Capital Corp..........................      219,925
                                                            -----------
Financial Services - Diversified - 3.3%
   18,000    American LD Lease, Inc.......................      223,200
   37,500    ESpeed, Inc. - Class A*......................      825,000
                                                            -----------
                                                              1,048,200
                                                            -----------
Healthcare - Medical Supplies & Products - 4.5%
   52,900    Fusion Medical Technologies, Inc.*...........      389,344
   59,300    Medwave, Inc.................................      266,850
   42,500    Radiance Medical Systems, Inc.*..............      224,400
   25,000    Thoratec Labs Corp.*.........................      388,750
    6,000    Visible Genetics, Inc........................      149,100
                                                            -----------
                                                              1,418,444
                                                            -----------
Healthcare - Products - 6.9%
   40,000    Med-Design Corp.*............................    1,205,600
   24,000    PolyMedica Corp.*............................      972,000
                                                            -----------
                                                              2,177,600
                                                            -----------
Healthcare - Services - 3.9%
   11,000    Pharmaceutical Products                            335,610
             Development, Inc.*...........................
    9,000    Renal Care Group, Inc.*......................      296,010
   29,500    Ventiv Health, Inc.*.........................      608,880
                                                            -----------
                                                              1,240,500
                                                            -----------
Internet - 1.6%
   18,000    F5 Networks, Inc.*...........................      316,260
   32,500    HeadHunter.net, Inc.*........................      152,100
  123,200    Liveperson, Inc.*............................       30,800
                                                            -----------
                                                                499,160
                                                            -----------
Internet Services - 1.0%
   32,000    Docent, Inc.*................................      320,000
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                                 SMALL-CAP FUND

Shares                                                         Value
-----------------------------------------------------------------------
Internet Software - 2.0%
   16,500    Akamai Technologies, Inc.....................  $   151,387
   17,000    StorageNetworks, Inc.........................      288,830
    6,000    Travelocity.com..............................      184,200
                                                            -----------
                                                                624,417
                                                            -----------
Oil & Gas Producers - 0.7%
   13,400    Unit Corp.*..................................      212,390
                                                            -----------
Oil - Exploration & Production - 0.6%
   38,000    Ultra Petroleum Corp.*.......................      182,400
                                                            -----------
Oil - Field Machinery & Equipment - 0.9%
   14,700    Core Laboratories N.V........................      275,625
                                                            -----------
Oil - Field Services - 0.6%
    5,000    Tidewater, Inc...............................      188,500
                                                            -----------
Pharmaceuticals - 6.1%
   11,500    Atrix Laboratories, Inc......................      272,550
   15,000    Bone Care International, Inc.*...............      397,500
   14,000    Duramed Pharmaceuticals, Inc.................      250,460
    8,700    First Horizon Pharmaceutical, Inc.*..........      279,270
   21,000    Guilford Pharmaceuticals, Inc.*..............      714,000
                                                            -----------
                                                              1,913,780
                                                            -----------
Radio Broadcasting and Programming - 1.7%
   10,000    Emmis Communications Corp. - Class A*........      307,500
   10,000    Radio One, Inc...............................      230,000
                                                            -----------
                                                                537,500
                                                            -----------
Real Estate Investment Trusts - Office Property - 0.9%
    7,000    Alexandria Real Estate Equities, Inc.........      278,600
                                                            -----------
Retail - Grocers - 0.8%
    7,500    Fleming Companies, Inc.......................      267,750
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                                 SMALL-CAP FUND

Shares                                                         Value
-----------------------------------------------------------------------
Retail - Restaurants - 1.3%
   10,500    California Pizza Kitchen, Inc................  $   244,125
    4,000    P.F. Chang's China Bistro, Inc...............      151,600
                                                            -----------
                                                                395,725
                                                            -----------
Retail - Specialty - 0.4%
    5,500    Galyans Trading Co., Inc.....................      112,200
                                                            -----------
Telecommunications - 1.3%
   27,000    Floware Wireless Systems Ltd.................       89,910
   47,600    Metawave Communications Corp.*...............      247,044
   26,000    Tricord Systems, Inc.*.......................       70,460
                                                            -----------
                                                                407,414
                                                            -----------
Telecommunications - Diversified - 1.3%
   13,100    Illuminet Holdings, Inc......................      411,995
                                                            -----------
Telecommunications - Services - 0.9%
   28,200    US Unwired Inc, Cl A*........................      299,202
                                                            -----------
Telephone - 0.4%
   29,000    McLeodUSA, Inc...............................      133,110
                                                            -----------
Transportation - Services - 1.7%
   21,000    General Maritime Corp........................      306,600
   14,500    Kansas City Southern Industries*.............      229,100
                                                            -----------
                                                                535,700
                                                            -----------
Wireless Equipment - 2.0%
   25,000    SBA Communications Corp.*....................      618,750
                                                            -----------
TOTAL COMMON STOCKS
  (cost $30,521,539)......................................   30,770,370
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                                 SMALL-CAP FUND

Principal
Amount                                                         Value
-----------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.8%
$ 879,000    State Street Trust Co., 1.750%, dated          $   879,000
             06/29/01, due 07/02/01, proceeds $879,128
             [collateralized by $845,000 U.S. Treasury
             Notes, 6.000%, due 08/15/09, value $898,624]
             (cost $879,000)..............................
                                                            -----------
TOTAL INVESTMENTS IN SECURITIES - 100.2%
  (cost $31,400,539+).....................................   31,649,370
Liabilities in excess of Other Assets - (0.2)%............      (74,143)
                                                            -----------
NET ASSETS - 100.0%.......................................  $31,575,227
                                                            ===========

* NON-INCOME PRODUCING SECURITY.
+ AT JUNE 30, 2001, THE BASIS OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES WAS
  $31,689,017.

   Gross unrealized appreciation....................  $ 5,436,634
   Gross unrealized depreciation....................   (5,476,281)
                                                      -----------
   Net unrealized depreciation......................  $   (39,647)
                                                      ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

Shares                                                         Value
-----------------------------------------------------------------------
COMMON STOCKS - 95.1%
Advertising Agencies - 2.0%
   19,500    Interpublic Group of Companies, Inc..........  $   572,325
                                                            -----------
Airlines - 5.5%
   22,700    AMR Corp.*...................................      820,151
   42,075    Southwest Airlines Co........................      777,967
                                                            -----------
                                                              1,598,118
                                                            -----------
Banks - 2.9%
    6,600    Comerica, Inc................................      380,160
    9,800    Wells Fargo & Co.............................      455,014
                                                            -----------
                                                                835,174
                                                            -----------
Chemicals - 3.2%
   16,400    OM Group, Inc................................      922,500
                                                            -----------
Commercial Services - 3.0%
   21,400    Ecolab, Inc..................................      876,758
                                                            -----------
Communication - 1.9%
   22,600    Sprint Corp. (PCS Group)*....................      545,790
                                                            -----------
Computers - Hardware - 1.4%
   66,900    Palm, Inc.*..................................      406,083
                                                            -----------
Computers - Networking Products - 1.0%
   64,100    3Com Corp.*..................................      304,475
                                                            -----------
Computers - Networks - 1.1%
    7,600    Scientific-Atlanta, Inc......................      308,560
                                                            -----------
Computers - Peripherals - 1.3%
   14,100    Sandisk Corp.*...............................      393,249
                                                            -----------
Computers - Software - 1.8%
   34,300    Transaction System Achitects, Inc.*..........      531,650
                                                            -----------
Cosmetics & Toiletries - 3.1%
   15,900    Kimberly-Clark Corp..........................      888,810
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

Shares                                                         Value
-----------------------------------------------------------------------
Data Processing - 5.2%
    9,900    First Data Corp..............................  $   636,075
   17,500    Sabre Holdings Corp.*........................      875,000
                                                            -----------
                                                              1,511,075
                                                            -----------
Data Services - 5.1%
   21,000    Computer Sciences Corp.*.....................      726,600
   12,000    Electronic Data Systems Corp.................      750,000
                                                            -----------
                                                              1,476,600
                                                            -----------
Drugs & Pharmaceuticals - 4.7%
   11,700    Pfizer, Inc..................................      468,585
    6,902    Pharmacia Corp...............................      317,147
   15,800    Schering-Plough Corp.........................      572,592
                                                            -----------
                                                              1,358,324
                                                            -----------
Electric Power - 3.3%
   22,500    AES Corp.*...................................      968,625
                                                            -----------
Finance - Mortgage Financing - 2.1%
    8,800    Freddie Mac..................................      616,000
                                                            -----------
Food - Retail - 1.1%
   12,100    Brinker International, Inc.*.................      312,785
                                                            -----------
Food - Wholesale - 1.9%
   20,800    Sysco Corp...................................      564,720
                                                            -----------
Foods - 4.8%
   57,000    Hormel Foods Corp............................    1,387,380
                                                            -----------
Healthcare - Medical Supplies & Products - 3.7%
   22,000    Baxter International, Inc....................    1,078,000
                                                            -----------
Healthcare - Services - 1.5%
    4,800    Wellpoint Health Networks, Inc.*.............      452,352
                                                            -----------
Insurance - 2.8%
    8,900    Allmerica Financial Corp.....................      511,750
    6,700    Nationwide Financial Services, Inc...........      292,455
                                                            -----------
                                                                804,205
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

Shares                                                         Value
-----------------------------------------------------------------------
Insurance - Life - 2.0%
   17,100    Protective Life Corp.........................  $   587,727
                                                            -----------
Machinery - Diversified - 2.1%
   18,100    Cognex Corp.*................................      612,685
                                                            -----------
Machinery - General - 2.4%
   18,300    Deere & Co...................................      692,655
                                                            -----------
Oil & Gas - Field Services - 2.5%
    8,100    Baker Hughes, Inc............................      271,350
   15,700    Santa Fe International Corp..................      455,300
                                                            -----------
                                                                726,650
                                                            -----------
Oil & Gas Producers - 1.1%
    3,400    Chevron Corp.................................      307,700
                                                            -----------
Oil - International Integrated - 2.8%
   31,900    Suncor Energy, Inc...........................      819,830
                                                            -----------
Pipelines - 2.1%
   12,600    Enron Corp...................................      617,400
                                                            -----------
Publishing - 5.3%
   23,400    McGraw-Hill Companies, Inc...................    1,547,910
                                                            -----------
Real Estate Investment Trusts - 1.1%
    5,500    Equity Residential Properties Trust..........      311,025
                                                            -----------
Retail - Specialty - 2.5%
   39,900    Blockbuster, Inc.............................      728,175
                                                            -----------
Semiconductors - 2.2%
   14,000    LSI Logic Corp.*.............................      263,200
   10,800    STMicroelectronics, N.V......................      367,200
                                                            -----------
                                                                630,400
                                                            -----------
Telecommunications - Services - 2.5%
   18,400    SBC Communications, Inc......................      737,104
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

Shares                                                         Value
-----------------------------------------------------------------------
Transportation - 2.1%
   10,700    United Parcel Service........................  $   618,460
                                                            -----------
TOTAL COMMON STOCKS
  (cost $25,896,627)......................................   27,651,279
                                                            -----------

Principal
Amount
-----------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.0%
$1,760,000   State Street Trust Co., 2.00%, dated
             06/29/01, due 07/02/01, proceeds $1,760,293
             [collateralized by $1,690,000 U.S. Treasury
             Notes, 6.000%, due 08/15/09, value
             $1,797,247] (cost $1,760,000)................    1,760,000
                                                            -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $27,656,627+) - 101.1%............................   29,411,279
Liabilities in excess of Other Assets - (1.1)%............     (324,187)
                                                            -----------
NET ASSETS - 100.0%.......................................  $29,087,092
                                                            ===========

* NON-INCOME PRODUCING SECURITY.
+ AT JUNE 30, 2001, THE BASIS OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES WAS
  $27,812,194.

   Gross unrealized appreciation                      $4,625,803
   Gross unrealized depreciation                      (3,026,718)
                                                      ----------
   Net unrealized appreciation                        $1,599,085
                                                      ==========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                                 BALANCED FUND

Shares                                                         Value
-----------------------------------------------------------------------
COMMON STOCKS - 51.1%
Advertising Agencies - 1.0%
   13,600    Interpublic Group of Companies, Inc..........  $   399,160
                                                            -----------
Airlines - 3.0%
   17,200    AMR Corp.*...................................      621,436
   28,875    Southwest Airlines Co........................      533,899
                                                            -----------
                                                              1,155,335
                                                            -----------
Banks - 1.6%
    4,600    Comerica, Inc................................      264,960
    7,400    Wells Fargo & Co.............................      343,582
                                                            -----------
                                                                608,542
                                                            -----------
Chemicals - 1.5%
   10,400    OM Group, Inc................................      585,000
                                                            -----------
Commercial Services - 1.5%
   14,700    Ecolab, Inc..................................      602,259
                                                            -----------
Communication - 1.0%
   15,800    Sprint Corp. (PCS Group)*....................      381,570
                                                            -----------
Computers Hardware - 1.4%
   92,400    Palm, Inc.*..................................      560,868
                                                            -----------
Computers - Networking Products - 0.6%
   47,500    3Com Corp.*..................................      225,625
                                                            -----------
Computers - Networks - 0.6%
    5,300    Scientific-Atlanta, Inc......................      215,180
                                                            -----------
Computers - Peripherals - 0.7%
    9,700    Sandisk Corp.*...............................      270,533
                                                            -----------
Computers - Software - 1.0%
   23,800    Transaction System Architects, Inc.*.........      368,900
                                                            -----------
Cosmetics & Toiletries - 1.5%
   10,400    Kimberly-Clark Corp..........................      581,360
                                                            -----------
Data Processing - 2.8%
    7,200    First Data Corp..............................      462,600
   12,300    Sabre Holdings Corp.*........................      615,000
                                                            -----------
                                                              1,077,600
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                                 BALANCED FUND

Shares                                                         Value
-----------------------------------------------------------------------
Data Services - 2.7%
   15,300    Computer Sciences Corp.*.....................  $   529,380
    8,300    Electronic Data Systems Corp.................      518,750
                                                            -----------
                                                              1,048,130
                                                            -----------
Drugs & Pharmaceuticals - 2.4%
    7,700    Pfizer, Inc..................................      308,385
    4,836    Pharmacia Corp...............................      222,214
   11,500    Schering-Plough Corp.........................      416,760
                                                            -----------
                                                                947,359
                                                            -----------
Electric Power - 1.7%
   15,600    AES Corp.*...................................      671,580
                                                            -----------
Finance - Mortgage financing - 1.2%
    6,500    Freddie Mac..................................      455,000
                                                            -----------
Food - Retail - 0.6%
    8,900    Brinker International, Inc.*.................      230,065
                                                            -----------
Food - Wholesale - 1.0%
   14,500    Sysco Corp...................................      393,675
                                                            -----------
Foods - 2.3%
   37,400    Hormel Foods Corp............................      910,316
                                                            -----------
Healthcare - Medical Supplies & Products - 1.9%
   15,400    Baxter International, Inc....................      754,600
                                                            -----------
Healthcare - Services - 0.9%
    3,600    Wellpoint Health Networks, Inc.*.............      339,264
                                                            -----------
Insurance - 1.5%
    6,400    Allmerica Financial Corp.....................      368,000
    4,900    Nationwide Financial Services, Inc...........      213,885
                                                            -----------
                                                                581,885
                                                            -----------
Insurance - Life - 1.0%
   11,700    Protective Life Corp.........................      402,129
                                                            -----------
Machinery - Diversified - 1.1%
   12,300    Cognex Corp.*................................      416,355
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                                 BALANCED FUND

Shares                                                         Value
-----------------------------------------------------------------------
Machinery - General - 1.2%
   12,800    Deere & Co...................................  $   484,480
                                                            -----------
Oil & Gas - Field Services - 1.3%
    5,600    Baker Hughes, Inc............................      187,600
   11,300    Santa Fe International Corp..................      327,700
                                                            -----------
                                                                515,300
                                                            -----------
Oil & Gas Producers - 0.6%
    2,400    Chevron Corp.................................      217,200
                                                            -----------
Oil - International Integrated - 1.5%
   23,300    Suncor Energy, Inc...........................      598,810
                                                            -----------
Pipelines - 1.2%
    9,200    Enron Corp...................................      450,800
                                                            -----------
Publishing - 2.8%
   16,700    McGraw-Hill Companies, Inc...................    1,104,705
                                                            -----------
Real Estate Investment Trusts - 0.6%
    4,000    Equity Residential Properties Trust..........      226,200
                                                            -----------
Retail - Specialty - 1.3%
   27,500    Blockbuster, Inc.............................      501,875
                                                            -----------
Semiconductors - 1.7%
   10,300    LSI Logic Corp.*.............................      193,640
   14,200    STMicroelectronics, N.V......................      482,800
                                                            -----------
                                                                676,440
                                                            -----------
Telecommunications - Services - 1.3%
   12,800    SBC Communications, Inc......................      512,768
                                                            -----------
Transportation - 1.1%
    7,500    United Parcel Service........................      433,500
                                                            -----------
  TOTAL COMMON STOCKS
   (cost $18,663,751).....................................   19,904,368
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                                 BALANCED FUND

Principal
Amount                                                         Value
-----------------------------------------------------------------------
BONDS - 43.3%
Corporate Bonds - 9.8%
$ 600,000    Federated Department Stores, Inc., 8.500%,
             6/1/2010.....................................  $   653,742
  875,000    First Chicago NBD Corp., 6.125%, 2/15/2006...      858,804
  565,000    Ford Motor Co., 7.450%, 7/16/2031............      542,925
  500,000    General Motors Acceptance Corp., 6.750%,
             1/15/2006....................................      509,900
  300,000    KeySpan Corp., 7.250%, 11/15/2005............      313,518
  300,000    Reliastar Financial Corp., 8.000%,
             10/30/2006...................................      324,183
  650,000    Sprint Capital Corp., 6.125%, 11/15/2008.....      602,191
                                                            -----------
                                                              3,805,263
                                                            -----------
Mortgage Pass-Through - 12.5%
1,025,589    Federal Home Loan Mortgage Corp., 6.000%,
             7/1/2028.....................................      986,801
  961,998    Federal National Mortgage Association,
             6.500%, 7/1/2028.............................      948,472
  669,797    Federal National Mortgage Association,
             7.000%, 10/1/2029............................      672,932
  775,138    Government National Mortgage Association,
             7.000%, 11/15/2028...........................      782,161
  551,766    Government National Mortgage Association,
             8.000%, 12/15/2025...........................      572,628
  898,884    Federal Home Loan Mortgage Corp., 7.000%,
             5/1/2031.....................................      903,378
                                                            -----------
                                                              4,866,372
                                                            -----------
U.S. Agency Obligations - 7.4%
1,000,000    Federal Home Loan Mortgage Corp., 7.000%,
             3/15/2010....................................    1,057,810
1,000,000    Federal National Mortgage Association,
             5.750%, 4/15/2003............................    1,020,620
  760,000    Federal National Mortgage Association,
             7.125%, 3/15/2007............................      813,322
                                                            -----------
                                                              2,891,752
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
           ----------------------------------------------------------
                                 BALANCED FUND

Principal
Amount                                                         Value
-----------------------------------------------------------------------
U.S. Treasury Obligations - 13.6%
$ 710,000    United States Treasury Bond, 6.500%,
             2/15/2010....................................  $   762,583
  750,000    United States Treasury Bond, 7.500%,
             11/15/2016...................................      873,750
  975,000    United States Treasury Bond, 7.500%,
             2/15/2005....................................    1,061,370
  700,000    United States Treasury Bond, 7.250%,
             5/15/2016....................................      797,342
  885,000    United States Treasury Note, 6.250%,
             2/15/2003....................................      913,072
  815,000    United States Treasury Note, 7.000%,
             7/15/2006....................................      884,022
                                                            -----------
                                                              5,292,139
                                                            -----------
  TOTAL BONDS (cost $16,680,607)..........................   16,855,526
                                                            -----------
REPURCHASE AGREEMENT - 7.3%
2,829,000    State Street Trust Co., 2.000%, dated
             06/29/01, due 07/02/01, proceeds $2,829,472
             [collateralized by $2,715,000 U.S. Treasury
             Notes, 6.000%, due 08/15/09, value
             $2,887,294] (cost $2,829,000)................    2,829,000
                                                            -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $38,173,358+) - 101.7%............................   39,588,894
Liabilities in excess of Other Assets - (1.7)%............     (644,093)
                                                            -----------
NET ASSETS - 100.0%.......................................  $38,944,801
                                                            ===========

* NON-INCOME PRODUCING SECURITY.
+ AT JUNE 30, 2001, THE BASIS OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES WAS
  $38,210,653.

Gross unrealized appreciation.............................  $ 3,627,520
Gross unrealized depreciation.............................   (2,249,279)
                                                            -----------
Net unrealized appreciation...............................  $ 1,378,241
                                                            ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
           ----------------------------------------------------------

                                              Small-Cap     Value+Growth      Balanced
                                                 Fund           Fund            Fund
                                             ------------   -------------   ------------
ASSETS
Investments in securities, at value (cost of
 $31,400,539, $27,656,627 and $38,173,358
 respectively)                               $31,649,370     $29,411,279    $39,588,894
Cash                                                 257         --                 145
Receivables:
    Securities sold                              340,731         --             --
    Dividends and interest                         2,260          20,397        268,012
    Fund shares sold                             746,689           6,571         11,581
Prepaid expenses and other assets                  5,421           1,552          1,856
                                             -----------     -----------    -----------
    Total assets                              32,744,728      29,439,799     39,870,488
                                             -----------     -----------    -----------
LIABILITIES
Cash overdraft                                   --                5,899        --
Payables:
    Securities purchased                         921,408         274,587        869,501
    Fund shares redeemed                         175,032          10,350        --
    Due to advisor                                12,176          17,421         11,088
    Shareholder servicing fees                     3,393           5,477          3,058
    Accrued expenses                              57,492          38,973         42,040
                                             -----------     -----------    -----------
      Total liabilities                        1,169,501         352,707        925,687
                                             -----------     -----------    -----------
NET ASSETS                                   $31,575,227     $29,087,092    $38,944,801
                                             ===========     ===========    ===========
Number of shares issued and outstanding
 (unlimited number of shares authorized,
 $0.01 par value)                              1,916,226       1,877,883      2,943,498
                                             ===========     ===========    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                             $     16.48     $     15.49    $     13.23
                                             ===========     ===========    ===========
COMPONENTS OF NET ASSETS
    Paid-in capital                          $33,444,249     $24,904,476    $35,611,909
    Accumulated net investment income              4,201           1,073            811
    Accumulated net realized gain (loss) on
     investments                              (2,122,054)      2,426,891      1,916,545
    Net unrealized appreciation on
     investments                                 248,831       1,754,652      1,415,536
                                             -----------     -----------    -----------
NET ASSETS                                   $31,575,227     $29,087,092    $38,944,801
                                             ===========     ===========    ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2001
           ----------------------------------------------------------

                                               Small-Cap    Value+Growth     Balanced
                                                 Fund           Fund           Fund
                                              -----------   -------------   -----------
INVESTMENT INCOME
Income
  Dividends                                   $    74,929    $   272,968    $  187,430
  Interest                                         27,992         51,380     1,232,857
                                              -----------    -----------    ----------
    Total income                                  102,921        324,348     1,420,287
                                              -----------    -----------    ----------
Expenses
  Advisory fees                                   326,712        259,587       269,541
  Custody and accounting fees                      79,428         48,090        52,415
  Administration fees                              40,000         40,000        40,000
  Transfer agent fees                              53,502         28,236        39,759
  Shareholder servicing fees                       48,560         58,184        31,250
  Trustee fees                                     16,642         17,221        16,708
  Audit fees                                       16,552         17,003        17,498
  Registration expense                             14,983         11,486        10,229
  Shareholder reporting fees                       29,562          3,500         6,433
  Legal fees                                        4,852          4,672         7,072
  Insurance expense                               --               1,682           858
  Miscellaneous                                     1,429          3,773        16,090
                                              -----------    -----------    ----------
    Total expenses                                632,222        493,434       507,853
    Add: Commitment fee                             1,799          1,701         1,073
    Less: fees waived                            (148,749)      (116,061)     (149,003)
                                              -----------    -----------    ----------
    Net expenses                                  485,272        379,074       359,923
                                              -----------    -----------    ----------
Net investment income (loss)                     (382,351)       (54,726)    1,060,364
                                              -----------    -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain on investments                1,142,239      3,092,815     2,200,334
Net unrealized appreciation (depreciation)
 on investments                                (6,860,499)    (1,509,676)     (723,773)
                                              -----------    -----------    ----------
Net realized and unrealized gain (loss) on
 investments                                   (5,718,260)     1,583,139     1,476,561
                                              -----------    -----------    ----------
Net increase (decrease) in net assets
 resulting from operations                    $(6,100,611)   $ 1,528,413    $2,536,925
                                              ===========    ===========    ==========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
           ----------------------------------------------------------
                                 SMALL-CAP FUND

                                                        Year Ended     Year Ended
                                                         June 30,       June 30,
                                                           2001           2000
                                                       ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment loss                                  $   (382,351)  $  (391,388)
  Net realized gain on investments                        1,142,239     8,129,566
  Net unrealized appreciation (depreciation) on
   investments                                           (6,860,499)    4,637,086
                                                       ------------   -----------
  Net increase (decrease) in net assets resulting
   from operations                                       (6,100,611)   12,375,264
                                                       ------------   -----------
Distributions to Shareholders
  From net realized gain                                 (5,943,239)      --
                                                       ------------   -----------
Capital Share Transactions
  Net increase in net assets derived from net change
   in outstanding shares (a)                                445,645       214,012
                                                       ------------   -----------
Total increase (decrease) in net assets                 (11,598,205)   12,589,276
NET ASSETS
Beginning of year                                        43,173,432    30,584,156
                                                       ------------   -----------
End of year                                            $ 31,575,227   $43,173,432
                                                       ============   ===========
Accumulated net investment income                      $      4,201   $     3,900
                                                       ============   ===========

(a) A summary of capital share transactions is as follows:

                                      Year Ended                Year Ended
                                     June 30, 2001             June 30, 2000
                                -----------------------   -----------------------
                                 Shares       Value        Shares       Value
                                --------   ------------   --------   ------------
Shares sold                      568,696   $  9,592,292    831,597   $ 17,447,304
Shares issued in reinvestment
 of distributions                367,044      5,667,152      --           --
Shares redeemed                 (847,206)   (14,813,799)  (900,222)   (17,233,292)
                                --------   ------------   --------   ------------
Net increase (decrease)           88,534   $    445,645    (68,625)  $    214,012
                                ========   ============   ========   ============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

                                                        Year Ended     Year Ended
                                                         June 30,       June 30,
                                                           2001           2000
                                                       ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment loss                                  $   (54,726)   $     (1,964)
  Net realized gain on investments                       3,092,815       3,909,122
  Net unrealized appreciation (depreciation) on
   investments                                          (1,509,676)     (1,533,508)
                                                       -----------    ------------
  Net increase in net assets resulting from
   operations                                            1,528,413       2,373,650
                                                       -----------    ------------
Distributions to Shareholders
  From net investment income                               --              (84,879)
  From net realized gain                                (4,021,084)       (974,823)
                                                       -----------    ------------
  Total distributions                                   (4,021,084)     (1,059,702)
                                                       -----------    ------------
Capital Share Transactions
  Net increase (decrease) in net assets derived from
   net change in outstanding shares (a)                  2,024,688     (10,072,019)
                                                       -----------    ------------
Total increase (decrease) in net assets                   (467,983)     (8,758,071)
NET ASSETS
Beginning of year                                       29,555,075      38,313,146
                                                       -----------    ------------
End of year                                            $29,087,092    $ 29,555,075
                                                       ===========    ============
Accumulated net investment income                      $     1,073    $      2,090
                                                       ===========    ============

(a) A summary of capital share transactions is as follows:

                                      Year Ended                Year Ended
                                    June 30, 2001              June 30, 2000
                                ----------------------   -------------------------
                                 Shares       Value        Shares        Value
                                --------   -----------   ----------   ------------
Shares sold                      172,383   $ 2,861,688      370,130   $  5,976,405
Shares issued in reinvestment
 of distributions                254,897     4,009,533       68,972      1,055,965
Shares redeemed                 (294,086)   (4,846,533)  (1,080,284)   (17,104,389)
                                --------   -----------   ----------   ------------
Net increase (decrease)          133,194   $ 2,024,688     (641,182)  $(10,072,019)
                                ========   ===========   ==========   ============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
           ----------------------------------------------------------
                                 BALANCED FUND

                                                        Year Ended     Year Ended
                                                         June 30,       June 30,
                                                           2001           2000
                                                       ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income                                $ 1,060,364    $  1,038,332
  Net realized gain on investments                       2,200,334       4,443,886
  Net unrealized appreciation (depreciation) on
   investments                                            (723,773)     (3,121,993)
                                                       -----------    ------------
  Net increase in net assets resulting from
   operations                                            2,536,925       2,360,225
                                                       -----------    ------------
Distributions to Shareholders
  From net investment income                            (1,070,801)     (1,039,351)
  From net realized gain                                (3,358,034)     (3,849,150)
                                                       -----------    ------------
  Total distributions                                   (4,428,835)     (4,888,501)
                                                       -----------    ------------
Capital Share Transactions
  Net increase (decrease) in net assets derived from
   net change in outstanding shares (a)                  4,248,878      (8,597,521)
                                                       -----------    ------------
Total increase (decrease) in net assets                  2,356,968     (11,125,797)
NET ASSETS
Beginning of year                                       36,587,833      47,713,630
                                                       -----------    ------------
End of year                                            $38,944,801    $ 36,587,833
                                                       ===========    ============
Accumulated net investment income                      $       811    $      1,636
                                                       ===========    ============

(a) A summary of capital share transactions is as follows:

                                      Year Ended                Year Ended
                                    June 30, 2001              June 30, 2000
                                ----------------------   -------------------------
                                 Shares       Value        Shares        Value
                                --------   -----------   ----------   ------------
Shares sold                      380,318   $ 5,226,754      182,078   $  2,555,026
Shares issued in reinvestment
 of distributions                314,247     4,200,512      350,149      4,665,745
Shares redeemed*                (377,500)   (5,178,388)  (1,132,202)   (15,818,292)
                                --------   -----------   ----------   ------------
Net increase (decrease)          317,065   $ 4,248,878     (599,975)  $ (8,597,521)
                                ========   ===========   ==========   ============

* Net of redemption fees of $7,825 for the year ended June 30, 2001.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.
           ----------------------------------------------------------
                                 SMALL-CAP FUND

                                                                   Year Ended June 30,
                                                    -------------------------------------------------
                                                      2001      2000      1999      1998       1997
                                                    --------  --------  --------  ---------  --------
Net asset value, beginning of year                   $23.62    $16.13    $19.10    $ 21.83    $18.39
                                                     ------    ------    ------    -------    ------
Income from investment operations:
  Net investment loss                                 (0.20)    (0.21)    (0.14)     (0.17)    (0.01)
  Net realized and unrealized gain (loss) on
   investments                                        (3.36)     7.70     (0.93)      2.40      4.04
                                                     ------    ------    ------    -------    ------
Total from investment operations                      (3.56)     7.49     (1.07)      2.23      4.03
                                                     ------    ------    ------    -------    ------
Less distributions:
  From net realized gain                              (3.58)    --        (1.90)     (4.96)    (0.59)
                                                     ------    ------    ------    -------    ------
  Net asset value, end of year                       $16.48    $23.62    $16.13    $ 19.10    $21.83
                                                     ======    ======    ======    =======    ======
Total return                                         (14.06)%   46.44%    (3.78)%    10.29%    22.45%
                                                     ======    ======    ======    =======    ======
Net assets at end of year (in millions)              $ 31.6    $ 43.2    $ 30.6    $  90.9    $123.1
                                                     ======    ======    ======    =======    ======
Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed             1.94%     1.84%     1.89%      1.55%     1.39%
  After fees waived and expenses absorbed              1.50%     1.50%     1.50%      1.50%     1.50%
                                                     ======    ======    ======    =======    ======
Ratio of net investment loss to average net
 assets:
  After fees waived and expenses absorbed             (1.17)%   (1.14)%   (0.66)%    (0.59)%   (0.08)%
                                                     ======    ======    ======    =======    ======
Portfolio turnover rate                              202.63%   282.93%   179.91%    168.74%   304.88%
                                                     ======    ======    ======    =======    ======

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

                                                                   Year Ended June 30,
                                                    -------------------------------------------------
                                                      2001      2000      1999      1998       1997
                                                    --------  --------  --------  ---------  --------
Net asset value, beginning of year                   $16.94    $16.06    $16.20    $ 16.27    $13.69
                                                     ------    ------    ------    -------    ------
Income from investment operations:
  Net investment income (loss)                        (0.03)    (0.00)^    0.03       0.01      0.10
  Net realized and unrealized gain on investments      0.97      1.41      0.82       1.77      4.03
                                                     ------    ------    ------    -------    ------
Total from investment operations                       0.94      1.41      0.85       1.78      4.13
                                                     ------    ------    ------    -------    ------
Less distributions:
  From net investment income                          --        (0.04)    --         (0.04)    (0.10)
  From net realized gain                              (2.39)    (0.49)    (0.99)     (1.81)    (1.45)
                                                     ------    ------    ------    -------    ------
Total distributions                                   (2.39)    (0.53)    (0.99)     (1.85)    (1.55)
                                                     ------    ------    ------    -------    ------
Net asset value, end of year                         $15.49    $16.94    $16.06    $ 16.20    $16.27
                                                     ======    ======    ======    =======    ======
Total return                                           5.35%     9.15%     6.05%     11.54%    32.38%
                                                     ======    ======    ======    =======    ======
Net assets at end of year (millions)                 $ 29.1    $ 29.6    $ 38.3    $  47.4    $ 24.0
                                                     ======    ======    ======    =======    ======
Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed             1.62%     1.68%     1.58%      1.48%     2.11%
  After fees waived and expenses absorbed              1.25%     1.25%     1.25%      1.25%     1.26%
                                                     ======    ======    ======    =======    ======
Ratio of net investment income (loss) to average
 net assets:
  After fees waived and expenses absorbed             (0.18)%   (0.01)%    0.22%      0.09%     0.45%
                                                     ======    ======    ======    =======    ======
Portfolio turnover rate                               51.31%    79.33%    92.42%     60.51%   160.13%
                                                     ======    ======    ======    =======    ======

^ AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.
           ----------------------------------------------------------
                                 BALANCED FUND

                                                                   Year Ended June 30,
                                                    -------------------------------------------------
                                                      2001      2000      1999      1998       1997
                                                    --------  --------  --------  ---------  --------
Net asset value, beginning of year                   $13.93    $14.79    $15.44    $ 16.07    $14.69
                                                     ------    ------    ------    -------    ------
Income from investment operations:
  Net investment income                                0.38      0.37      0.36       0.31      0.38
  Net realized and unrealized gain on investments      0.58      0.58      0.38       1.05      2.78
                                                     ------    ------    ------    -------    ------
Total from investment operations                       0.96      0.95      0.74       1.36      3.16
                                                     ------    ------    ------    -------    ------
Less distributions:
  From net investment income                          (0.38)    (0.37)    (0.36)     (0.32)    (0.37)
  From net realized gain                              (1.28)    (1.44)    (1.03)     (1.67)    (1.41)
                                                     ------    ------    ------    -------    ------
Total distributions                                   (1.66)    (1.81)    (1.39)     (1.99)    (1.78)
                                                     ------    ------    ------    -------    ------
Net asset value, end of year                         $13.23    $13.93    $14.79    $ 15.44    $16.07
                                                     ======    ======    ======    =======    ======
Total return                                           7.02%     7.26%     5.39%      8.96%    23.12%
                                                     ======    ======    ======    =======    ======
Net assets at end of year (millions)                 $ 38.9    $ 36.6    $ 47.7    $  66.7    $ 63.4
                                                     ======    ======    ======    =======    ======
Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed             1.32%     1.28%     1.15%      1.37%     1.31%
  After fees waived and expenses absorbed              0.95%     0.95%     0.95%      1.00%     1.26%
                                                     ======    ======    ======    =======    ======
Ratio of net investment income to average net
 assets:
  After fees waived and expenses absorbed              2.76%     2.63%     2.41%      1.99%     2.62%
                                                     ======    ======    ======    =======    ======
Portfolio turnover rate                               65.08%    65.75%    91.64%     83.27%    91.90%
                                                     ======    ======    ======    =======    ======

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

Note 1 -- Organization

Jurika & Voyles Fund Group (the "Trust") was organized as a Delaware business trust on July 11, 1994 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of three separate diversified series: Jurika & Voyles Small-Cap Fund, Jurika & Voyles Value+Growth Fund and Jurika & Voyles Balanced Fund (each a "Fund" and collectively the "Funds").

The investment objectives of the Funds are as follows:

The Small-Cap Fund seeks to maximize long-term capital appreciation. This Fund invests primarily in the common stock of companies having small market capitalizations that offer current value and significant future growth potential.

The Value+Growth Fund seeks long-term capital appreciation. This Fund invests primarily in the common stock of quality companies of all market capitalizations that offer current value and significant future growth potential.

The Balanced Fund seeks to provide investors with a balance of long-term capital appreciation and current income. This Fund invests primarily in a diversified portfolio that combines stocks, bonds and cash-equivalent securities.

Note 2 -- Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the mean between the closing bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of

                         NOTES TO FINANCIAL STATEMENTS

    Trustees determines that amortized cost does not represent fair value.

    B. FEDERAL INCOME TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities are accreted or amortized to maturity using the effective interest method. Realized gains and losses on securities sold are determined under the identified cost method.

    It is the Trust's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements.

    D. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting periods. Actual results could differ from those estimates.

Note 3 -- Commitments and Other Related Party Transactions

Jurika & Voyles, L.P. (the "Adviser") provides the Funds with investment management services under an Investment Management Agreement. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% for the Small-Cap Fund, 0.85% for the Value+Growth Fund and 0.70% for the Balanced Fund based upon the average daily net assets of the Funds. For the fiscal year ended June 30, 2001, the Small-Cap Fund incurred

                         NOTES TO FINANCIAL STATEMENTS

$326,712, Value+Growth Fund incurred $259,587 and Balanced Fund incurred $269,541 in advisory fees.

The Funds are responsible for their own operating expenses. The Adviser has agreed to limit the Funds' total annual operating expenses to not more than 1.50% for the Small-Cap Fund, 1.25% for the Value+Growth Fund and 0.95% for the Balanced Fund of average daily net assets. Any fee withheld and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Funds to the Adviser, if so requested by the Adviser, provided the aggregate amount of the Funds' current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the fiscal year ended June 30, 2001, the Adviser waived fees of $148,749 for the Small-Cap Fund, $116,061 for the Value+Growth Fund and $149,003 for the Balanced Fund.

At June 30, 2001, the amount available for reimbursement that has been paid and/or waived by the adviser on behalf of the Funds are as follows:

Small-Cap Fund                    $421,577
Value+Growth Fund                 $376,628
Balanced Fund                     $386,546

At June 30, 2001, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

                                                   June 30,
                                       ---------------------------------
Funds:                                   2002        2003        2004
------                                 ---------   ---------   ---------
Small-Cap Fund                         $157,576    $115,252    $148,749
Value+Growth Fund                       122,972     137,595     116,061
Balanced Fund                           112,297     125,246     149,003

Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement.

Included in the statements of operations under the caption Transfer Agent Fees are fees of $53,502, $28,236 and $39,759 for the Small-Cap, Value+Growth and Balanced Funds, respectively, due to CDC IXIS Asset Management Services Company, Inc. ("CDC"), an affiliate of the Adviser, as servicing agent to the Funds.

                         NOTES TO FINANCIAL STATEMENTS

Pursuant to a Shareholder Services Plan (the "Plan"), the Funds will reimburse the Adviser for any expenses incurred, not to exceed 0.25% of each Fund's average daily net assets, for shareholder services provided. Under the Plan, the Adviser as Services Coordinator will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of the Funds. In certain cases, the Adviser may also pay a fee, out of its own resources and not out of the service fee payable under the Plan, to a participating organization for providing other administrative services to its customers who invest in shares of the Funds.

Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate, with a minimum fee of $40,000:

First $100 million     0.10% of average daily net assets of the
                        Trust
Next $150 million      0.05% of average daily net assets of the
                        Trust
Next $250 million      0.03% of average daily net assets of the
                        Trust
Thereafter             0.01% of average daily net assets of the
                        Trust

First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor, Administrator and the Distributor.

                         NOTES TO FINANCIAL STATEMENTS

Note 4 -- Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government Securities and short-term investments, for the fiscal year ended June 30, 2001, were as follows:

Fund                       Purchases         Sales
----                      ------------    ------------
Small-Cap Fund            $67,086,189     $72,478,848
Value+Growth Fund          14,375,863      17,060,302
Balanced Fund              16,006,255      19,482,131

For the fiscal year ended June 30, 2001, the cost of purchases and the proceeds from sales of U.S. Government securities for Balanced Fund were $7,589,985 and $6,660,850, respectively.

At June 30, 2001, the Small-Cap Fund had deferred capital losses occurring subsequent to October 31, 2000, of $2,043,252.

Note 5 -- Line of Credit

The Trust has a $5 million unsecured line of credit with State Street Bank & Trust. The interest rate charged on borrowings is the Overnight Federal Funds rate, plus 0.45%. Each Fund also pays its pro rata share of a commitment fee of 0.08% of the commitment. During the fiscal year ended June 30, 2001, the credit line fees under this facility were as follows:

Small-Cap Fund                               $1,799
Value+Growth Fund                            $1,701
Balanced Fund                                $1,073

There were no borrowings under this commitment during the fiscal year ended June 30, 2001.

Note 6 -- Special Meeting of Shareholders (Unaudited)

On October 30, 2000, CDC Asset Management, the investment management arm of France's Caisse des depots Group, acquired Nvest Companies, L.P., the parent company of Jurika & Voyles, L.P. A special meeting of shareholders of the Funds was held at the offices of Jurika & Voyles, L.P. on October 9, 2000. The shareholders of the Funds approved a new investment advisory agreement for their respective Funds, which has a two-year term ending October 30, 2002, as a result

                         NOTES TO FINANCIAL STATEMENTS
of the acquisition of Jurika & Voyles' affiliate, Nvest, by CDC Asset Management with the following votes:

                                            For       Against     Abstained
                                         ---------    --------    ---------
Jurika & Voyles Small-Cap Fund           1,125,039     6,322        4,690
Jurika & Voyles Value+Growth Fund        1,300,301     2,048        2,277
Jurika & Voyles Balanced Fund            1,545,222     1,683          440

Note 7 -- Subsequent Events

On August 1, 2001, the Board of Trustees approved the proposed Plan of Reorganization and Merger to merge the Jurika & Voyles Funds into the CDC Nvest family of funds. The J&V Small-Cap Fund will merge into the CDC Nvest Bullseye Fund (to be renamed the CDC Nvest Jurika & Voyles Small-Cap Growth Fund), the J&V Balanced Fund will merge into the CDC Nvest Balanced Fund, and the J&V Value + Growth Fund will be reorganized into a newly-created multi-class CDC Nvest Fund named the CDC Nvest Jurika & Voyles Relative Value Fund.

The shareholders of each Fund will vote on the Plan of Reorganization and Merger during a special meeting of shareholders currently scheduled for November 16, 2001.

                       Report of Independent Accountants

To the Board of Trustees and Shareholders of Jurika & Voyles Fund Group

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Jurika & Voyles Small-Cap Fund, Jurika & Voyles Value+Growth Fund and Jurika & Voyles Balanced Fund, (constituting Jurika & Voyles Fund Group, hereafter referred to as the "Funds") at June 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods prior to July 1, 1999, were audited by other independent accountants whose report dated July 23, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
New York, New York
August 1, 2001

                          TAX DESIGNATION (UNAUDITED)

The Funds hereby designate the following amounts as capital gain dividends paid under Section 852(b)(3)(c) of the Internal Revenue Code.

Jurika & Voyles Small-Cap Fund           $   520,505
Jurika & Voyles Value+Growth Fund        $1,661,038
Jurika & Voyles Balanced Fund            $1,582,254

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Jurika & Voyles Fund Group
P.O. Box 9291
Boston, MA 02205-8562
(800) JV-INVST
(800) 584-6878